Tax matters - Tax recognized in consolidated equity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net tax credited/(charged) to consolidated equity
Remeasurement of defined benefit obligation	$ (64)	$ (200)	$ (158)
Measurement of Available-for-sale		(477)	1,174
Measurement of Financial assets at fair value through other comprehensive income	371
Measurement of Financial derivatives (Cash flow hedge)	276	440	(207)
Paid interests on Subordinated Additional Tier I Capital Notes	254	191
Income tax from sale of the Custody business	255
Tax recognized in consolidated equity	1,092	(46)	809
Debt instruments.
Net tax credited/(charged) to consolidated equity
Measurement of Available-for-sale		(478)	1,158
Measurement of Financial assets at fair value through other comprehensive income	$ 371
Equity instruments.
Net tax credited/(charged) to consolidated equity
Measurement of Available-for-sale		$ 1	$ 16